Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 30,233	₩ 38,843
Current financial assets at amortized costs	20,418	28,905
Non-current financial assets at amortized costs	9,815	9,938
Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	30,233	38,843
Current financial assets at amortized costs	20,418	28,905
Non-current financial assets at amortized costs	9,815	9,938
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,160	1,528
Government bonds | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,160	1,528
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	29,073	37,315
Others | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 29,073	₩ 37,315